Financial Instruments	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Financial Instruments
18.	Financial Instruments

As discussed in Note 4, the Company’s initial adoption of IFRS 9 had no impact on previously reported amounts.

Financial Risk Management

The Company is exposed to a variety of financial risks: credit risk, liquidity risk and market risk. The Company’s overall risk management program seeks to minimize potential adverse effects of these financial risk factors on the Company’s financial performance. Management is primarily responsible for the overall risk management approach and for the approval of risk strategies and principles of the Company. The Company’s Audit Committee oversees these risk management activities. The Company’s management reviews and approves policies for managing each of these risks which are summarized below.

Credit Risk

Credit risk is the risk of financial loss to the Company if a customer or counterparty to a financial instrument fails to meet its contractual obligations and arises principally from the Company’s receivables from its collaborators and investments in debt securities and financial institutions. The Company’s principal financial assets are held to maturity investments, trade receivables, unbilled receivables and cash and cash equivalents that are derived primarily from financing activities and, to a lesser extent, from its operations. The main purpose of these financial assets is to support the Company’s operations which consist primarily of research and development, preclinical and clinical development and related manufacturing in support of the Company’s preclinical and clinical development programs for MCLA-128, MCLA-117, MCLA-158 and MCLA-145.

The carrying amount of financial assets represents the maximum credit exposure.

	December 31,
	2018	2017
	(euros in thousands)
Trade and unbilled receivables	2,926	2,283
Investments	61,800	41,103
Cash and cash equivalents	143,747	149,678

	208,473	193,064

Cash and cash equivalents include deposits and investments held with financial institutions with original maturities of less than three months. Investments include commercial paper, securities issued by several public corporations and the U.S. Treasury with a maturity date of greater than three months at the date of settlement. Cash and cash equivalents are held at banks and financial institutions with credit ratings varying between A and AA, while investments are in highly rated vehicles with identical credit ratings.

The aging of trade and unbilled receivables was as follows:

	December 31,
	2018	2017
	(euros in thousands)
Neither past due nor impaired	2,926	2,283
Past due	—	—

	2,926	2,283

There is no allowance for impairment relating to trade and unbilled receivables, investments and cash and cash equivalents.

Liquidity Risk

Liquidity risk is the risk that the Company will not be able to meet its financial obligations as they become due. The Company’s core objective is to maintain a balance between continuity of funding and flexibility through the monitoring of cash flows at varying levels to ensure that it has sufficient cash on demand to meet expected operational expenses.

The following are the remaining contractual maturities of financial liabilities as at December 31, 2018 and 2017. The amounts are gross and undiscounted.

	December 31, 2018
	Carrying amount	Total	< 12 months	1 - 2 years	2 - 5 years	> 5 years
	(euros in thousands)
Trade payables	3,819	3,819	3,819	—	—	—
Other liabilities and accruals	7,964	7,964	7,964	—	—	—

	11,783	11,783	11,783	—	—	—

	December 31, 2017
	Carrying amount	Total	< 12 months	1 - 2 years	2 - 5 years	> 5 years
	(euros in thousands)
Trade payables	2,855	2,855	2,855	—	—	—
Other liabilities and accruals	6,176	6,176	6,176	—	—	—

	9,031	9,031	9,031	—	—	—

Market Risk

Market risk is the risk that changes in market prices—such as foreign exchange rates and interest rates—will affect the Company’s income or the value of its holdings of financial instruments. The objective of market risk management is to manage and control market risk exposures within acceptable parameters, while optimizing the return. The Company’s market risk relates to foreign exchange and to a lesser extent, interest risks.

Foreign currency risk

Foreign exchange risk arises from future commercial transactions and recognized assets and liabilities in foreign currencies. With respect to monetary assets and liabilities denominated in foreign currencies, the Company’s primary currency exposure is impacted by monetary assets and liabilities denominated in U.S. dollars. Changes in sensitivity rates reflect various changes in the economy year-over-year.

The following table provides a sensitivity analysis for a change in the primary currency exposure for the Company relating to monetary assets and liabilities denominated in U.S. dollars as of December 31, 2018. The analysis shows the impact that a change in the exchange rate at that date would have on the Company’s total comprehensive loss:

Financial Statement Line Item Exposure	Balance	Effect on profit before tax if USD strengthens 5%	Effect on profit before tax if USD weakens 5%
	(euros in thousands)
Cash and cash equivalents	43,074	2,154	(2,154)
Total investments	61,800	3,090	(3,090)
Trade and other receivables	2,886	144	(144)
Other assets	123	6	(6)
Taxes and social security liabilities	(88)	(4)	4
Trade payables, other liabilities and accruals	(4,795)	(240)	240

	103,000	5,150	(5,150)

The closing exchange rate per the European Central Bank utilized above for converting the U.S. dollar to euro at December 31, 2018 was 0.8734.

Exposure to interest rate risk

The interest rate profile of the Company’s interest-bearing financial instruments is as follows:

	December 31,
	2018	2017
	(euros in thousands)
Fixed-rate instruments
Investments	61,800	41,103
Variable rate instruments
Cash and cash equivalents	143,747	149,678

The weighted average remaining days to maturity for the Company’s investment portfolio is 135 days as of December 31, 2018. Due to the short remaining hold period for the Company’s investments and resulting limited impact of changes in interest rates on the Company, no sensitivity data is provided.

Accounting Classifications and Fair Values

The classifications of the Company’s financial assets and financial liabilities, all of which are not measure at fair value, are disclosed in the tables above. The fair value of the financial assets and financial liabilities not measured at fair value is not disclosed, as the carrying amount of the financial assets and financial liabilities is a reasonable approximation of the fair value. Accordingly, information on the fair value hierarchy is omitted.